Reversal of (provision for) credit loss allowance (Tables)	12 Months Ended
Dec. 31, 2021
Provision for allowance for credit loss [Abstract]
Summary of Provision for allowance for credit loss
Reversal of (provision for) credit loss allowance on financial assets for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Allowance provided:
Loans at amortized cost	~~W~~	(910,898)	(1,290,695)	(907,070)
Other financial assets at amortized cost		(33,945)	(33,785)	(52,162)
Securities at fair value through other comprehensive income		(5,787)	(3,829)	(19,697)
Unused credit line and financial guarantee		(29,519)	(52,795)	—
Securities at amortized cost		(543)	(1,075)	(5,305)

		(980,692)	(1,382,179)	(984,234)

Allowance reversed:
Unused credit commitment and financial guarantee		—	—	9,549

	~~W~~	(980,692)	(1,382,179)	(974,685)